Share-based Payments (Details 2)		12 Months Ended
		Dec. 31, 2018 shares £ / shares		Dec. 31, 2017 shares £ / shares		Dec. 31, 2016 shares £ / shares
Disclosure of detailed information about borrowings [line items]
Number of options | shares		110,000		1,351,250		2,071,600
Option pricing models used		Monte-Carlo		Monte-Carlo		Black Scholes
Share price		0.27	[1]	0.41	[2]
Exercise price of options issued in year				0.46
Contractual life		10 years		10 years		10 years
Expected life		5 years		5 years		5 years
Volatility	[3]	45.20%		42.50%		40.00%
Expected dividend yield		0.00%		0.00%		0.00%
Risk free rate		1.03%		0.73%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Share price	[4]					1.143
Exercise price of options issued in year		0.83				1.21
Risk free rate						0.63%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Share price	[4]					1.19
Exercise price of options issued in year		1.21				2.68
Risk free rate						0.74%

[1]	The share price used in the determination of the fair value of the options granted in 2018 was the share price on the date of grant.
[2]	The share price used in the determination of the fair value of the options granted in 2017 was the share price on the date of grant.
[3]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[4]	The share price used in the determination of the fair value of the options granted in 2016 was the average of the opening and closing share prices on the date of grant.